Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments
Bad debt expense	$ 15,834
Book Value
Financial Instruments
Cash and cash equivalents	73,717	$ 72,253
Restricted cash	2,812	2,818
Accounts receivable, net	8,028	10,652
Due from related parties	32,603	19,007
Equity investment in ZIM		28,693
Accounts payable	11,156	12,971
Accrued liabilities	15,464	14,014
Long-term debt, including current portion	2,527,262	2,775,378
Fair Value
Financial Instruments
Cash and cash equivalents	73,717	72,253
Restricted cash	2,812	2,818
Accounts receivable, net	8,028	10,652
Due from related parties	32,603	19,007
Equity investment in ZIM		35,831
Accounts payable	11,156	12,971
Accrued liabilities	15,464	14,014
Long-term debt, including current portion	2,527,262	2,776,739
ZIM | Book Value | Notes
Financial Instruments
Receivable from notes	40,232	39,094
ZIM | Fair Value | Notes
Financial Instruments
Receivable from notes	35,574	$ 39,094
HMM | Book Value | Notes
Financial Instruments
Receivable from notes	25,651
HMM | Fair Value | Notes
Financial Instruments
Receivable from notes	25,651
Hanjin
Financial Instruments
Bad debt expense	$ 15,800